Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 13,048	$ 7,609
Non-trade payables and accrued expenses	4,518	3,671
Accounts payable and accrued liabilities	$ 17,565	$ 11,281